Financial Expenses (Details) - Schedule of financial expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial expenses [Abstract]
Revaluation of financial liabilities at fair value through profit or loss	$ 2,313	$ 893	$ 3,295
Foreign currency transaction loss, net	1,122
Revaluation of liability in respect of government grants	69	40
Finance expense in respect of lease liability	6	5	9
Others	13	21
Total	$ 3,523	$ 959	$ 3,304